Acquisitions (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			€ 640.9	€ 1.0
Assets	€ 6,074.6		6,074.6		€ 5,580.6
Liabilities	3,761.8		3,761.8		3,454.5
Cash and cash equivalents in subsidiary or businesses acquired or disposed			(43.6)	0.0
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			597.3	1.0
Acquisition related costs	8.2	€ 0.6	12.1	€ 1.6
Revenue of combined entity as if combination occurred at beginning of period			2,142.9
Profit (loss) of combined entity as if combination occurred at beginning of period			236.8
Findus Switzerland
Disclosure of detailed information about business combination [line items]
Consideration transferred					112.8
Identifiable intangible assets recognised as of acquisition date					66.1
Inventory recognised as of acquisition date					12.6
Current assets recognised as of acquisition date					0.2
Property, plant and equipment recognised as of acquisition date					8.9
Assets					87.8
Current liabilities recognised as of acquisition date					0.3
Non-current liabilities recognised as of acquisition date					6.8
Deferred tax liabilities recognised as of acquisition date					8.0
Liabilities					15.1
Identifiable assets acquired (liabilities assumed)					(72.7)
Contingent consideration recognised as of acquisition date	0.8		0.8
Goodwill recognised as of acquisition date					40.1
Findus Switzerland | Previously stated [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred					112.0
Identifiable intangible assets recognised as of acquisition date					24.5
Inventory recognised as of acquisition date					11.5
Current assets recognised as of acquisition date					0.2
Property, plant and equipment recognised as of acquisition date					8.9
Assets					45.1
Current liabilities recognised as of acquisition date					0.3
Non-current liabilities recognised as of acquisition date					6.8
Deferred tax liabilities recognised as of acquisition date					1.6
Liabilities					8.7
Identifiable assets acquired (liabilities assumed)					(36.4)
Goodwill recognised as of acquisition date					75.6
Findus Switzerland | Increase (decrease) due to corrections of prior period errors [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred					0.8
Identifiable intangible assets recognised as of acquisition date					41.6
Inventory recognised as of acquisition date					1.1
Current assets recognised as of acquisition date					0.0
Property, plant and equipment recognised as of acquisition date					0.0
Assets					42.7
Current liabilities recognised as of acquisition date					0.0
Non-current liabilities recognised as of acquisition date					0.0
Deferred tax liabilities recognised as of acquisition date					6.4
Liabilities					6.4
Identifiable assets acquired (liabilities assumed)					(36.3)
Goodwill recognised as of acquisition date					€ (35.5)
Fortenova Group
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	123.8		123.8
Other tangible or intangible assets transferred	77.5		77.5
Trade and other receivables	70.7		70.7
Cash and cash equivalents recognised as of acquisition date	43.6		43.6
Inventory recognised as of acquisition date	41.0		41.0
Deferred tax assets recognised as of acquisition date	2.9		2.9
Assets	359.5		359.5
Current liabilities recognised as of acquisition date	52.1		52.1
Non-current liabilities recognised as of acquisition date	19.5		19.5
Liabilities	71.6		71.6
Identifiable assets acquired (liabilities assumed)	(287.9)		(287.9)
Contingent consideration recognised as of acquisition date	640.1		640.1
Goodwill recognised as of acquisition date	€ 352.2		€ 352.2